Operating Leases	12 Months Ended
Dec. 31, 2024
Operating Leases [Abstract]
Operating Leases

7. Operating Leases

The Company leases its headquarters office space in Minnesota and leases office space in Germany. The headquarters office space lease is with a stockholder, which is considered a related party. During the year ended December 31, 2024, the Company and the landlord agreed to modify the lease to extend the lease term for three (3) additional years through December 31, 2030. Additionally, the Company requested and the landlord provided an additional 1,664 square feet of usable office space, for a total of 11,540 square feet of rentable space. Accordingly, base rent was increased to $6 thousand per month and increases each year by approximately four percent. Also, tenant improvements completed by the landlord totaling $0.15 million will be repaid in three $50 thousand annual payments beginning July 1, 2027. As a result of the modification, the Company recognized an increase to the ROU asset and operating lease liability of $0.5 million which is reflected in the consolidated balance sheets.

The lease of the office space in Germany is not with a related party and is immaterial.

The components of leases and lease costs were as follows (in thousands):

	December 31, 2024	December 31, 2023
Operating lease right-of-use asset (related party)	$879	$464

Operating lease liability, current portion (related party)	$143	$158
Operating lease liability, net of current portion (related party)	802	404
	$945	$562

	Year Ended December 31,
	2024	2023
Operating lease cost	$180	$127
	$180	$127

Other supplemental information of lease amounts recognized in the consolidated financial statements is summarized as follows:

	Year Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liability	$201	$142

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term - in years	6.0	3.9
Weighted-average discount rate	9.9%	5.0%

Future minimum lease payments associated with these leases were as follows as of December 31, 2024 (in thousands):

2025	$229
2026	223
2027	230
2028	195
2029	198
Thereafter	151
1,226
Less: Imputed interest	(281)
$945